Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document - Document and Entity Information [Abstract]
Document Type	F-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2018
Trading Symbol	MRUS
Entity Registrant Name	Merus N.V.
Entity Central Index Key	0001651311
Entity Emerging Growth Company	true
Entity Ex Transition Period	false